Segment Reporting (Details) - Schedule of Segment Information - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 8,811,287	$ 8,543,803
Cost of revenue	4,478,716	4,396,715
Gross profit	4,332,571	4,147,088
Net income (loss)	284,760	220,793
Interest expense	14,007	(37,186)
Interest income (expense), net	14,007
Provision for income tax	2,880	3,698
Depreciation and amortization	402,784	351,395
Capital expenditures	1,352,022	566,439
China [Member]
Segment Reporting Information [Line Items]
Revenue	7,011,172	6,711,509
Cost of revenue	3,461,864	3,394,314
Gross profit	3,549,308	3,317,195
Net income (loss)	1,271,801	1,058,046
Interest expense		(37,186)
Interest income (expense), net	(7,522)
Provision for income tax	2,880	3,698
Depreciation and amortization	219,282	178,046
Capital expenditures	96,835	448,386
United States [Member]
Segment Reporting Information [Line Items]
Revenue	1,800,115	1,832,294
Cost of revenue	1,016,852	1,002,401
Gross profit	783,263	829,893
Net income (loss)	(987,041)	(837,253)
Interest expense
Interest income (expense), net	21,529
Provision for income tax
Depreciation and amortization	183,502	173,349
Capital expenditures	$ 1,255,187	$ 118,053